As filed with the Securities and Exchange Commission on March 1, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Midanek/Pak Ultrashort Duration Fund
Schedule of Investments at December 31, 2004 (Unaudited)
	PAR	VALUE

U.S. Government & Agency Securities - 27.8%

U.S. Agency Debentures - 20.5%
FFCB
2.3100%, 10/20/05 (a)	$250,000	$249,998
FHLB
6.220%, 05/12/05	50,000	50,671
2.125%, 09/01/05	25,000	24,890
5.260%, 09/23/05	15,000	15,264
2.125%, 11/15/05	100,000	99,322
2.435%, 03/28/06 (a)	150,000	149,969
FHLMC
2.170%, 05/17/07, Callable11/17/05 @ 100 (a)	30,000	29,992
		620,106
U.S. Treasuries - 7.3%
U.S. Treasury Notes
6.50%, 08/15/05	215,000	220,232

Total U.S. Government & Agency Securities (Cost $840,627)		840,338

U.S. Government Agency Mortgage-Backed Securities - 23.2%

Adjustable Rate (a) - 19.2%
FNMA Pool
4.532%, 11/01/26, #037029 (b)	51,240	51,643
GNMA Pool
3.750%, 08/20/17, #8254	70,372	71,047
3.375%, 03/20/22, #8936 (b)	36,524	36,767
3.750%, 09/20/22, #8052 (b)	24,696	24,827
4.125%, 12/20/22, #8096 (b)	48,180	48,483
3.375%, 05/20/23, #8198 (b)	52,175	52,340
3.750%, 08/20/23, #8269 (b)	35,224	35,330
3.750%, 08/20/24, #8482 (b)	259,127	259,845
		580,282
Fixed Rate - 4.0%
FNMA Pool
4.500%, 07/25/33, #0129PQ, Series 2003-129, Class PQ	121,472	122,524

Total U.S. Government Agency Mortgage-Backed Securities (Cost $767,067)		702,806

CMO - U.S. Government Agency Mortgage-Backed Securities - 17.4%
Fixed Rate - 17.4%
FHLMC Pool
4.500%, 01/15/11, #2643LA, Series 2643, Class LA	87,865	88,819
4.000%, 04/15/21, #2591PJ, Series 2591, Class PJ	157,900	158,254
6.000%, 11/15/24, #2391XD, Series 2391, Class XD	43,880	43,832
5.250%, 10/15/27, #2061TA, Series 2061, Class TA	85,232	85,669
FNMA Pool
4.000%, 11/25/17, #0021QA, Series 2004-21, Class QA	150,000	150,445
		527,019

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $528,475)		527,019

Asset-Backed Securities - 6.2%

Automotive - 2.9%
Volkswagen
Series 2003-2, Class A3
2.270%, 10/22/07	90,000	89,308

Commercial - 3.3%
Lehman Brothers
Series 2004-LLFA, Class A1
2.230%, 10/15/17 (a)	99,926	100,047

Total Asset-Backed Securities (Cost $188,860)		189,355

	SHARES/PAR	VALUE

Money Market Funds - 9.1%
SEI Daily Income Trust Government Fund - Class B	275,418	275,418

Total Money Market Funds (Cost $275,418)		275,418

U.S. Government Agency Issue - 10.7%
FHLB Discount Note
0.000%, 03/02/05	$200,000	$199,246
0.000%, 05/18/05	125,000	123,819

Total U.S. Government Agency Issue (Cost $323,065)		323,065

U.S. Treasury Obligations - 3.3%
U.S. Treasury Bill
2.250%, 05/12/05	100,000	99,140

Total U.S. Treasury Obligations (Cost $99,140)		99,140

Total Investments - 97.7%
(Cost $3,022,652)		2,957,141
Other Assets and Liabilities, Net - 2.3%		69,928
Total Net Assets - 100.0%		$3,027,069

(a) Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.
(b) These securities, as of December 31, 2004, were being valued using fair value pricing methodologies approved by the Board of Trustees.

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/Eric M. Banhazl
Eric M. Banhazl, President

Date 2/24/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/Eric M. Banhazl
Eric M. Banhazl, President

Date 2/24/2005

By (Signature and Title)* _/s/Douglas g. Hess___________
Douglas G. Hess, Treasurer

Date  2/24/2005

* Print the name and title of each signing officer under his or her signature.